Leases (Details) - Schedule of Future Minimum Lease Payments - Roney St. Lease [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Leases (Details) - Schedule of Future Minimum Lease Payments [Line Items]
2024	$ 517	$ 504
2025	531	517
2026	544	531
2027	511	545
2028		512
2029 and thereafter
Total	$ 2,482	$ 2,608